U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2 Read
                  instructions at end of Form before preparing
                                      Form.
                              Please print or type.


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1.  Name and address of issuer:
    Aetna Series Fund, Inc.
    151 Farmington Avenue, RE4C, Hartford, Connecticut 06156
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2.  Name of each series or class of funds for which this notice is filed:
    Select Class
    Adviser Class
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3.  Investment Company Act File Number:
    811-6352
    Securities Act File Number:
    33-41694 and 33-85620
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4.  Last day of fiscal year for which this notice is filed:
    October 31, 1995

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                          [ ]

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6.  Date of termination of issuer's declaration under rule 24f-2(a)(i), if applicable (see Instruction A.6):
    N/A

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7.  Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
    0

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
    0

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9.  Number and aggregate sale price of securities sold during the fiscal year:
    442,033,864 Shares;  $665,961,670

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
    442,033,864 Shares;  $665,961,670

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11. Number and  aggregate  sale price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
    14,792,733 Shares;  $29,858,203

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

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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the       $665,961,670
          fiscal year in reliance on rule 24f-2 (from Item 10):

   (ii)   Aggregate price of shares issued in connection with      + 29,858,203
          dividend reinvestment plans (from Item 11, if applicable):

  (iii)   Aggregate price of shares redeemed or repurchased         573,541,130
          during the fiscal year (if applicable):

   (iv)   Aggregate price of shares redeemed or repurchased and    +          0
          previously applied as a reduction to filing fees pursuant
          to rule 24e-2 (if applicable):
   (v) Net aggregate price of securities sold and issued during 122,278,743 the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)) (if applicable):

  (vi)    Multiplier prescribed by Section 6(b) of the Securities   x    1/2900
          Act of 1933 or  other applicable law or regulation
          (see Instruction C.6):

 (vii)    Fee due (line (i) or line (v) multiplied by line (vi)):     42,165.08

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year, See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).                                             |X|

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
    December 28, 1995

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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James C. Hamilton
                               James C. Hamilton, Treasurer
Date December 29, 1995

 *Please print the name and title of the signing officer below the signature
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

December 29, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:    Aetna Series Fund, Inc.
       Registration Nos. 33-41694 and 33-85620

Gentlemen:

The undersigned is counsel to Aetna Life Insurance and Annuity Company (ALIAC), a Connecticut corporation that is registered with the Securities and Exchange Commission (Commission) as an investment adviser under the Investment Adviser's Act of 1940. As such, the undersigned has been involved in the public offering of shares of Aetna Series Fund, Inc., (the "Company"), a Maryland corporation that is registered as a management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Company has registered an indefinite number of shares ("Securities") under the Securities Act of 1933, as amended, as provided in Rule 24f-2 of the 1940 Act. This opinion is given in connection with the Company's filing of the Notice ("Notice") required by Rule 24f-2(b) making definite the amount of Securities sold during the fiscal year ended October 31, 1995.

I have reviewed, insofar as it relates or pertains to the Securities, the Company's Registration Statements on Form N-1A, as amended, to the date hereof, filed with the Commission, pursuant to which the Securities were sold (the "Registration Statements"). I have also examined originals or copies (certified or otherwise identified to my satisfaction) of such documents, records and other instruments as I deemed necessary or appropriate for the purpose of rendering this opinion. For purposes of such examination, I have assumed the genuineness of all signatures on the documents and the conformity to the original of all copies.

I am a member of the Connecticut, New York and Oklahoma Bars and do not purport to be an expert on the laws of any other state.

Based upon the foregoing, I am of the opinion that the Securities have been duly and validly authorized and, assuming that the Securities have been issued and sold in accordance with the provisions of the Registration Statements, the Securities which the enclosed Notice makes definite, were legally issued, fully paid and nonassessable.

I consent to the filing of this opinion with the Rule 24f-2 Notice.

Very truly yours,

/s/ Susan E. Bryant
Susan E. Bryant
Counsel